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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
                                               -----------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Olayinka Odeniran
Title:   CCO
Phone:   (202) 828-6200

Signature, Place, and Date of Signing:

  /s/ Olayinka Odeniran           Washington, DC                 2/6/13
--------------------------   ------------------------   ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number                       Name

    28-
       -----------------------                 ---------------------------------
    [Repeat as necessary.]

Marshfield Associates
FORM 13F

     31-Dec-12

                                                                                                         Voting Authority
                               Title of              Value      Shares/   Sh/ Put/ Invstmt  Other   -------------------------
Name of Issuer                  class     CUSIP     (x$1000)    Prn Amt   Prn Call Dscretn Managers    Sole   Shared   None
------------------------------ -------- --------- ----------- ----------- --- ---- ------- -------- --------- ------ --------
Arch Capital Group Ltd         COM      G0450A105       99178     2253031 SH       Sole               2097854          155177
Berkshire Hathaway Class A     COM      084670108       17159         128 SH       Sole                   122               6
Berkshire Hathaway Class B     COM      084670702       29649      330542 SH       Sole                315986           14556
Brown & Brown, Inc.            COM      115236101       88338     3469704 SH       Sole               3250846          218858
C.H. Robinson Worldwide Inc.   COM      12541W209       37541      593818 SH       Sole                543971           49847
Capital Source Inc             COM      14055X102       34916     4606434 SH       Sole               4293215          313219
Devon Energy Corp              COM      25179M103       19314      371155 SH       Sole                342602           28553
Expeditors International of Wa COM      302130109       38455      972326 SH       Sole                916760           55566
Fairfax Financial Hldgs LTD    COM      303901102       92069      255039 SH       Sole                239055           15984
Fastenal Co                    COM      311900104       38991      835821 SH       Sole                765709           70112
Goldman Sachs Group Inc        COM      38141G104       64544      505992 SH       Sole                473026           32966
HomeFed Corp                   COM      43739D307         481       18168 SH       Sole                 18168
Leucadia National Corporation  COM      527288104       58061     2440596 SH       Sole               2271777          168819
Martin Marietta Materials      COM      573284106       51429      545495 SH       Sole                511406           34089
Mastercard Inc Class A         COM      57636Q104       29438       59922 SH       Sole                 56966            2956
Mc Donald's Corporation        COM      580135101        8958      101556 SH       Sole                 92753            8803
Moody's Corp.                  COM      615369105       68259     1356501 SH       Sole               1257920           98581
NVR Inc.                       COM      62944T105       48913       53167 SH       Sole                 48334            4833
Symetra Financial Corp         COM      87151Q106        3599      277286 SH       Sole                268977            8309
Toll Brothers Inc              COM      889478103       73284     2266774 SH       Sole               2118676          148098
US Bancorp                     COM      902973304       52446     1642034 SH       Sole               1537881          104153
Union Pacific Corporation      COM      907818108       20719      164803 SH       Sole                154748           10055
Visa Inc Cl A                  COM      92826C839       12795       84416 SH       Sole                 75345            9071
Waters Corp                    COM      941848103       13704      157305 SH       Sole                152658            4647
Wells Fargo & Company          COM      949746101      107383     3141706 SH       Sole               2940011          201695
YUM! Brands Inc                COM      988498101       89557     1348763 SH       Sole               1270939           77824
REPORT SUMMARY                       26 DATA RECORDS  1199193               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
